SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - SGD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Premium Rich Engineering Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (trade)	[1]		$ 37,302
Amount due from you (non-trade)	[1]		3,402
Amount due to you (non-trade)	[1]	40,602	24,744	274,832
Sales during the year	[1]	209,202	532,704	492,447
Expenses charged to you	[1]		2,952	7,550
Rental income charged to you	[1]	900	4,950
Direct cost charged by you	[1]	102,866	42,124	4,545
Expense charged by you	[1]	12,747	99,518
Deposit received from you	[1]	3,600	3,600
Advance paid from you (trade)	[1]	15,565
LRS Premium Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (non-trade)	[2]		272,096	1,015,117
Amount due to you (non-trade)	[2]	813,724	100,915	28,000
Expense charged by you	[2]	456,477	205,984
Prepayment to you	[2]		569,252	1,230,500
Deposit paid	[2]	778,000	878,000	878,000
Rental charged by you	[2]	1,149,996	622,915
Hing Fatt Building & Material Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (trade)		31,975	7,003
Amount due from you (non-trade)			11,664
Amount due to you (non-trade)			90
Sales during the year	[3]	56,521	6,484
Expense charged by you	[3]		90
Rental charged to you	[3]	1,350	10,800
Team General Construction Pte .Ltd [.Member]
Related Party Transaction [Line Items]
Amount due from you (trade)	[4]	39,502	5,181	6,342
Amount due to you (non-trade)	[4]		65
Sales during the year	[4]	205,586	106,037	56,800
Expenses charged to you	[4]	2,100	47	1,360
Rental income charged to you	[4]	61,580
Expense charged by you	[4]		$ 385

[1]	100% shares held by our Company’s Chief Executive Officer, Mr Gao
[2]	60% shares held by Mr Gao
[3]	100% shares held by Mr Gao
[4]	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.